Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2030 Portfolio	Apr. 29, 2024
VIP Freedom 2030 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	14.70%
Past 5 years	9.28%
Past 10 years	6.85%
VIP Freedom 2030 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	14.56%
Past 5 years	9.17%
Past 10 years	6.75%
VIP Freedom 2030 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	14.46%
Past 5 years	9.02%
Past 10 years	6.59%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWFW
Average Annual Return:
Past 1 year	15.24%
Past 5 years	8.42%
Past 10 years	6.86%